Management incentive agreement - Summary Of Weighted Average Assumptions Used For BSM Pricing Model (Details) - 2016 Headhunter Unit Option Plan	6 Months Ended
Jun. 30, 2020 RUB (₽)
Series One [Member]
Disclosure of indirect measurement of fair value of goods or services received share options granted during period [line item]
Expected volatility	39.00%
Risk-free interest rate	7.70%
Expected life at grant date (years)	5.66
Series Two [Member]
Disclosure of indirect measurement of fair value of goods or services received share options granted during period [line item]
Expected volatility	39.00%
Risk-free interest rate	7.70%
Expected life at grant date (years)	3.24
Series Three [Member]
Disclosure of indirect measurement of fair value of goods or services received share options granted during period [line item]
Expected volatility	39.00%
Risk-free interest rate	7.70%
Expected life at grant date (years)	3.24
Series Four [Member]
Disclosure of indirect measurement of fair value of goods or services received share options granted during period [line item]
Expected volatility	39.00%
Risk-free interest rate	7.30%
Expected life at grant date (years)	2.99
Series Five [Member]
Disclosure of indirect measurement of fair value of goods or services received share options granted during period [line item]
Expected volatility	39.00%
Risk-free interest rate	6.40%
Expected life at grant date (years)	1.66